Label	Element	Value
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $6.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $326.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $627.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $435.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)
Pacer Swan SOS Flex (July) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Pacer Swan SOS Flex (July) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Pacer Swan SOS Flex (July) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%